Marketable securities (Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 441,909	$ 437,586
Unrealized gains	9	35
Unrealized losses	(10,786)	(1,947)
Debt Securities, Available-for-sale	431,132	435,674
Municipal And US Treasury Bond Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	77,005	47,325
Unrealized gains	2	2
Unrealized losses	(2,559)	(237)
Debt Securities, Available-for-sale	74,448	47,090
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	364,904	390,261
Unrealized gains	7	33
Unrealized losses	(8,227)	(1,710)
Debt Securities, Available-for-sale	$ 356,684	$ 388,584